Deferred revenue (Details) $ in Thousands	9 Months Ended
May 31, 2025 USD ($)
Deferred Revenue
[custom:DeferredRevenueNote-1]	$ 1,653
[custom:Drawdown]	16,584
[custom:AccretionsOfDeferredRevenue]	230
[custom:DeferredRevenueRecognized]	(16,186)
[custom:DeferredRevenueNote-2]	$ 2,281